UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number   811-07807

 Fidelity Revere Street Trust
(Exact name of registrant as specified in charter)

245 Summer St., Boston, Massachusetts  02210
(Address of principal executive offices)       (Zip code)

Marc Bryant, Secretary

245 Summer St.

Boston, Massachusetts  02210
(Name and address of agent for service)

Registrant's telephone number, including area code:

617-563-7000

Date of fiscal year end:	May 31

Date of reporting period:	February 28, 2018

Item 1.

Schedule of Investments

Quarterly Holdings Report
for

Fidelity® Cash Central Fund

February 28, 2018

TCC-QTLY-0418
1.814095.113

Schedule of Investments February 28, 2018 (Unaudited)

Showing Percentage of Net Assets

Certificate of Deposit - 8.9%
	Yield(a)	Principal Amount	Value
New York Branch, Yankee Dollar, Foreign Banks - 8.9%
Bayerische Landesbank
3/1/18 to 3/7/18	1.49%	$1,811,000,000	$1,811,000,145
Landesbank Baden-Wuerttemberg New York Branch
3/1/18 to 3/7/18	1.48	1,468,840,000	1,468,834,935
TOTAL CERTIFICATE OF DEPOSIT
(Cost $3,279,840,000)			3,279,835,080

Financial Company Commercial Paper - 1.7%
BNP Paribas Dublin Branch
3/5/18	1.46	70,000,000	69,986,133
Landesbank Baden-Wurttemberg
3/2/18	1.48	344,000,000	343,972,686
Societe Generale
3/1/18	1.39	205,620,000	205,611,981
TOTAL FINANCIAL COMPANY COMMERCIAL PAPER
(Cost $619,594,502)			619,570,800

U.S. Treasury Debt - 4.9%
U.S. Treasury Obligations - 4.9%
U.S. Treasury Bills
3/8/18 to 5/31/18
(Cost $1,823,916,095)	1.29 to 1.65	1,829,000,000	1,823,980,457

U.S. Government Agency Debt - 13.8%
Federal Agencies - 13.8%
Federal Home Loan Bank
3/1/18 to 4/25/18
(Cost $5,079,670,435)	1.32 to 1.61 (b)	5,082,900,000	5,079,469,229

Non-Negotiable Time Deposit - 28.3%
Time Deposits - 28.3%
Australia & New Zealand Banking Group Ltd.
3/1/18 to 3/7/18	1.47	916,000,000	916,002,219
Barclays Bank PLC
3/1/18	1.45	1,863,247,000	1,863,247,000
BNP Paribas
3/1/18	1.40	316,000,000	316,000,000
3/1/18 to 3/7/18	1.46	1,062,664,000	1,062,661,723
Credit Agricole CIB
3/1/18	1.36	860,000,000	860,000,000
3/1/18 to 3/7/18	1.48	1,003,881,000	1,003,878,389
Credit Industriel et Commercial
3/1/18	1.35	458,000,000	458,000,000
Credit Suisse AG
3/5/18 to 3/6/18	1.46	1,377,000,000	1,376,995,777
ING Bank NV
3/1/18 to 3/7/18	1.47	1,864,074,000	1,864,071,801
Royal Bank of Canada
3/1/18	1.46	536,000,000	536,000,161
Skandinaviska Enskilda Banken AB
3/1/18		197,000,000	197,000,000
TOTAL NON-NEGOTIABLE TIME DEPOSIT
(Cost $10,453,866,000)			10,453,857,070

Other Instrument - 4.5%
Corporate Bonds - 4.5%
International Bank for Reconstruction & Development
3/1/18 to 3/20/18
(Cost $1,663,322,301)	1.37 to 1.43	1,664,000,000	1,663,298,069

Interfund Loans - 0.1%
With:
Fidelity Emerging Markets Fund, at 1.65% due 3/1/2018(c)
(Cost $21,420,000)	21,420,000	21,420,000

U.S. Government Agency Repurchase Agreement - 6.9%
	Maturity Amount	Value
In a joint trading account at:
1.37% dated 2/28/18 due 3/1/18 (Collateralized by U.S. Government Obligations) #	$1,696,191,719	$1,696,127,000
1.38% dated 2/28/18 due 3/1/18 (Collateralized by U.S. Government Obligations) #	829,102,781	829,071,000
With ING Financial Markets LLC at 1.41%, dated 1/12/18 due 4/4/18 (Collateralized by U.S. Treasury Obligations valued at $37,811,069, 2.24% - 2.38%, 8/15/24 - 5/16/53)	37,136,222	37,000,000
TOTAL U.S. GOVERNMENT AGENCY REPURCHASE AGREEMENT
(Cost $2,562,198,000)		2,562,198,000

U.S. Treasury Repurchase Agreement - 28.1%
With:
Barclays Capital, Inc. at:
1.3%, dated 2/28/18 due 3/1/18 (Collateralized by U.S. Treasury Obligations valued at $322,331,675, 0.75% - 4.00%, 3/31/18 - 2/15/28)	316,011,411	316,000,000
1.37%, dated 2/28/18 due 3/1/18 (Collateralized by U.S. Treasury Obligations valued at $644,664,601, 0.00% - 4.00%, 3/15/18 - 8/15/42)	632,024,051	632,000,000
Commerz Markets LLC at 1.41%, dated 2/28/18 due 3/1/18 (Collateralized by U.S. Treasury Obligations valued at $759,929,825, 1.50% - 6.00%, 11/15/18 - 2/15/27)	745,029,179	745,000,000
Deutsche Bank AG at 1.39%, dated 2/28/18 due 3/1/18 (Collateralized by U.S. Treasury Obligations valued at $49,019,734, 0.88% - 3.63%, 10/15/18 - 2/15/46)	48,001,853	48,000,000
Federal Reserve Bank of New York at 1.25%, dated 2/28/18 due 3/1/18 (Collateralized by U.S. Treasury Obligations valued at $4,528,157,275, 1.88% - 5.25%, 5/31/21 - 5/15/46)	4,528,157,222	4,528,000,000
Sumitomo Mitsui Banking Corp. at 1.38%, dated 2/28/18 due 3/1/18 (Collateralized by U.S. Treasury Obligations valued at $4,190,320,674, 1.13% - 2.25%, 11/30/19 - 8/15/25)	4,108,157,473	4,108,000,000
TOTAL U.S. TREASURY REPURCHASE AGREEMENT
(Cost $10,377,000,000)		10,377,000,000

Other Repurchase Agreement - 0.2%
Other Repurchase Agreement - 0.2%
With J.P. Morgan Securities, LLC at 1.54%, dated 2/28/18 due 3/1/18 (Collateralized by Commercial Paper valued at $87,550,227, 3/5/18 - 8/31/18)	85,003,636	85,000,000
(Cost $85,000,000)
TOTAL INVESTMENT IN SECURITIES - 97.3%
(Cost $35,965,827,333)		35,965,628,705
NET OTHER ASSETS (LIABILITIES) - 2.7%		965,818,344
NET ASSETS - 100%		$36,931,447,049

The date shown for securities represents the date when principal payments must be paid, taking into account any call options exercised by the issuer and any permissible maturity shortening features other than interest rate resets.

Legend

 (a) Yield represents either the annualized yield at the date of purchase, or the stated coupon rate, or, for floating and adjustable rate securities, the rate at period end.

 (b) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.

 (c) Loan is with an affiliated fund.

Investment Valuation

All investments are categorized as Level 2 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. Additional information on valuation inputs is provided later in this section.

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. Corporate bonds, U.S. government and government agency obligations, commercial paper, certificates of deposit and other short-term securities are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Short-term securities with remaining maturities of sixty days or less may be valued at amortized cost, which approximates fair value, and are categorized as Level 2 in the hierarchy.

Securities held by a money market fund are generally high quality and liquid; however, they are reflected as Level 2 because the inputs used to determine fair value are not quoted prices in an active market.

Other Information

# Additional information on each counterparty to the repurchase agreement is as follows:

Repurchase Agreement / Counterparty	Value
$1,696,127,000 due 3/01/18 at 1.37%
BNP Paribas, S.A.	$1,150,000,000
Bank of Nova Scotia	350,000,000
Credit Agricole CIB New York Branch	196,127,000
$1,696,127,000
$829,071,000 due 3/01/18 at 1.38%
BNP Paribas, S.A.	255,130,517
Citibank NA	573,940,483
$829,071,000

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Holdings Report
for

Fidelity® Municipal Cash Central Fund

February 28, 2018

MCC-QTLY-0418
1.814089.113

Schedule of Investments February 28, 2018 (Unaudited)

Showing Percentage of Net Assets

Variable Rate Demand Note - 81.5%
	Principal Amount	Value
Alabama - 4.1%
Mobile Indl. Dev. Board Poll. Cont. Rev. (Alabama Pwr. Co. Barry Plant Proj.) Series 2007 C, 1.18% 3/7/18, VRDN (a)	$4,100,000	$4,100,000
West Jefferson Indl. Dev. Series 2008, 1.18% 3/7/18, VRDN (a)	3,390,000	3,390,000
West Jefferson Indl. Dev. Board Solid Waste Disp. Rev. (Alabama Pwr. Co. Miller Plant Proj.) Series 2008, 1.32% 3/1/18, VRDN (a)(b)	19,265,000	19,265,000
Wilsonville Indl. Dev. Board Poll. Cont. Rev. (Alabama Pwr. Co. Gaston Plant Proj.) Series 2008, 1.32% 3/1/18, VRDN (a)(b)	9,100,000	9,100,000
		35,855,000
Arizona - 3.9%
Coconino County Poll. Cont. Corp. Rev. (Tucson Elec. Pwr. Co. Navajo Proj.) Series 2010 A, 1.17% 3/7/18, LOC JPMorgan Chase Bank, VRDN (a)(b)	31,000,000	31,000,000
FNMA Maricopa County Indl. Dev. Auth. Multi-family Hsg. Rev.:
(San Fernando Apts. Proj.) Series 2004, 1.17% 3/7/18, LOC Fannie Mae, VRDN (a)(b)	1,000,000	1,000,000
(San Miguel Apts. Proj.) Series 2003, 1.17% 3/7/18, LOC Fannie Mae, VRDN (a)(b)	2,100,000	2,100,000
		34,100,000
Arkansas - 2.0%
Blytheville Indl. Dev. Rev. (Nucor Corp. Proj.):
Series 1998, 1.43% 3/7/18, VRDN (a)(b)	1,400,000	1,400,000
Series 2002, 1.36% 3/7/18, VRDN (a)(b)	6,000,000	6,000,000
Osceola Solid Waste Disp. Rev. (Plum Point Energy Associates, LLC Proj.) Series 2006, 1.3% 3/7/18, LOC Royal Bank of Scotland PLC, VRDN (a)(b)	8,900,000	8,900,000
FNMA Arkansas Dev. Fin. Auth. Multi-family Hsg. Rev. (Kiehl Partners LP Proj.) Series 2004 A, 1.22% 3/7/18, LOC Fannie Mae, VRDN (a)	785,000	785,000
		17,085,000
Colorado - 0.1%
FNMA Adams County Hsg. Auth. (Semper Village Apts. Proj.) Series 2004 A, 1.15% 3/7/18, LOC Fannie Mae, VRDN (a)(b)	1,200,000	1,200,000
Connecticut - 4.8%
Connecticut Gen. Oblig. Series 2016 C, 1.22% 3/7/18 (Liquidity Facility Bank of America NA), VRDN (a)	13,200,000	13,200,000
Connecticut Hsg. Fin. Auth. Series D, 1.13% 3/7/18 (Liquidity Facility TD Banknorth, NA), VRDN (a)(b)	28,000,000	28,000,000
		41,200,000
Delaware - 1.7%
Delaware Econ. Dev. Auth. Rev. (Delmarva Pwr. & Lt. Co. Proj.):
Series 1994, 1.37% 3/1/18, VRDN (a)(b)	12,000,000	12,000,000
Series 1999 B, 1.3% 3/7/18, VRDN (a)(b)	2,400,000	2,400,000
		14,400,000
Florida - 7.8%
Broward County Edl. Facilities Auth. Rev. (Nova Southeastern Univ. Proj.) Series 2008 A, 1.17% 3/1/18, LOC Bank of America NA, VRDN (a)	4,500,000	4,500,000
Broward County Indl. Dev. Rev. (Florida Pwr. & Lt. Co. Proj.) Series 2015, 1.26% 3/1/18, VRDN (a)(b)	31,000,000	31,000,000
Jacksonville Poll. Cont. Rev. (Florida Pwr. & Lt. Co. Proj.) Series 1995, 1.18% 3/1/18, VRDN (a)	600,000	600,000
Lee County Indl. Dev. Auth. Rev. (Florida Pwr. & Lt. Co. Proj.) Series 2016 A, 1.26% 3/1/18, VRDN (a)(b)	4,300,000	4,300,000
Martin County Poll. Cont. Rev. (Florida Pwr. & Lt. Co. Proj.) Series 2000, 1.15% 3/1/18, VRDN (a)	5,100,000	5,100,000
Miami-Dade County Indl. Dev. Auth. Rev. (Tarmac America Proj.) Series 2004, 1.17% 3/7/18, LOC HSBC Bank U.S.A., NA, VRDN (a)(b)	22,000,000	22,000,000
		67,500,000
Georgia - 1.3%
Burke County Indl. Dev. Auth. Poll. Cont. Rev. (Georgia Pwr. Co. Plant Vogtle Proj.):
Second Series 1995, 1.26% 3/1/18, VRDN (a)	400,000	400,000
Series 2012, 1.3% 3/1/18, VRDN (a)(b)	4,180,000	4,180,000
FHLMC Kennesaw Dev. Auth. Multi-family Hsg. Rev. (Alta Ridenour Apts. Proj.) Series 2008, 1.14% 3/7/18, LOC Freddie Mac, VRDN (a)(b)	6,855,000	6,855,000
		11,435,000
Illinois - 1.3%
Illinois Fin. Auth. Rev.:
(OSF Healthcare Sys. Proj.) Series 2009 C, 1.09% 3/7/18, LOC Wells Fargo Bank NA, VRDN (a)	7,100,000	7,100,000
(The Univ. of Chicago Med. Ctr. Proj.) Series 2010 B, 1.1% 3/1/18, LOC Wells Fargo Bank NA, VRDN (a)	2,400,000	2,400,000
FHLMC Illinois Fin. Auth. Multi-family Rev. (Villagebrook Apts Proj.) Series 2005, 1.14% 3/7/18, LOC Freddie Mac, VRDN (a)(b)	1,335,000	1,335,000
		10,835,000
Indiana - 1.0%
Indiana Dev. Fin. Auth. Envir. Rev. (PSI Energy Proj.):
Series 2003 A, 1.3% 3/7/18, VRDN (a)(b)	500,000	500,000
Series 2003 B, 1.26% 3/7/18, VRDN (a)(b)	6,300,000	6,300,000
Indiana Fin. Auth. Hosp. Rev. (Indiana Univ. Health Obligated Group Proj.) Series 2011 E, 1.08% 3/7/18, LOC Bank of America NA, VRDN (a)	130,000	130,000
Lawrenceburg Poll. Cont. Rev. (Indiana Michigan Pwr. Co. Proj.):
Series H, 1.24% 3/7/18, VRDN (a)	1,100,000	1,100,000
Series I, 1.24% 3/7/18, VRDN (a)	400,000	400,000
		8,430,000
Iowa - 0.6%
Iowa Fin. Auth. Solid Waste Facilities (Mid-American Energy Co. Proj.) Series 2017, 1.14% 3/7/18, VRDN (a)(b)	5,400,000	5,400,000
Kansas - 1.0%
Lenexa Multi-family Hsg. Rev. (Heather Glen Apts. Proj.) Series 2007, 1.16% 3/7/18, LOC U.S. Bank NA, Cincinnati, VRDN (a)(b)	8,870,000	8,870,000
Kentucky - 1.3%
Mercer County Solid Waste Disp. Facility Rev. (Kentucky Utils. Co. Proj.) Series 2000 A, 1.23% 3/7/18, LOC Bank of Tokyo-Mitsubishi UFJ Ltd., VRDN (a)(b)	11,000,000	11,000,000
Louisiana - 3.9%
Louisiana Pub. Facilities Auth. Rev. (Air Products & Chemicals, Inc. Proj.):
Series 2006, 1.12% 3/1/18, VRDN (a)	6,300,000	6,300,000
Series 2007, 1.12% 3/1/18, VRDN (a)	4,800,000	4,800,000
Saint Charles Parish Poll. Cont. Rev.:
(Shell Oil Co. Proj.) Series 1992 B, 1.17% 3/1/18, VRDN (a)	1,500,000	1,500,000
(Shell Oil Co.-Norco Proj.) Series 1991, 1.2% 3/1/18, VRDN (a)(b)	20,800,000	20,800,000
		33,400,000
Maryland - 1.2%
Montgomery County Hsg. Opportunities Commission Multi-family Hsg. Rev. Series 2004 D, 1.14% 3/7/18, LOC TD Banknorth, NA, VRDN (a)(b)	10,145,000	10,145,000
Massachusetts - 0.3%
Massachusetts Dept. of Trans. Metropolitan Hwy. Sys. Rev. Series 2010 A2, 1.09% 3/7/18, LOC Landesbank Hessen-Thuringen, VRDN (a)	2,600,000	2,600,000
Mississippi - 3.5%
Jackson County Poll. Cont. Rev. (Chevron U.S.A., Inc. Proj.) Series 1993 1.11% 3/1/18, VRDN (a)	27,370,000	27,370,000
Mississippi Bus. Fin. Corp. Series 2011 G, 1.11% 3/1/18, VRDN (a)	3,200,000	3,200,000
		30,570,000
Nebraska - 0.3%
Stanton County Indl. Dev. Rev. (Nucor Corp. Proj.) Series 1996, 1.43% 3/7/18, VRDN (a)(b)	2,200,000	2,200,000
Nevada - 1.6%
Clark County Arpt. Rev. Series 2008 D 2A, 1.09% 3/7/18, LOC Wells Fargo Bank NA, VRDN (a)	1,690,000	1,690,000
Clark County Indl. Dev. Rev. (Southwest Gas Corp. Proj.) 1.17% 3/7/18, LOC JPMorgan Chase Bank, VRDN (a)(b)	3,400,000	3,400,000
Washoe County Gas Facilities Rev. Series 2016 C, 1.15% 3/7/18, VRDN (a)(b)	9,000,000	9,000,000
		14,090,000
New York - 12.6%
New York City Transitional Fin. Auth. Rev. Series 2010, 1.11% 3/2/18 (Liquidity Facility Barclays Bank PLC), VRDN (a)	32,000,000	32,000,000
New York Hsg. Fin. Agcy. Rev.:
(350 West 43rd Street Hsg. Proj.):
Series 2002 A, 1.32% 3/1/18, LOC Landesbank Hessen-Thuringen, VRDN (a)(b)	15,000,000	15,000,000
Series 2004 A, 1.32% 3/1/18, LOC Landesbank Hessen-Thuringen, VRDN (a)(b)	9,500,000	9,500,000
(455 West 37th Street Hsg. Proj.) Series A, 1.32% 3/1/18, LOC Landesbank Hessen-Thuringen, VRDN (a)(b)	16,350,000	16,350,000
(505 West 37th Street Proj.) Series 2008 A, 1.29% 3/1/18, LOC Landesbank Hessen-Thuringen, VRDN (a)(b)	17,915,000	17,915,000
FNMA New York Hsg. Fin. Agcy. Rev. Series 2008 A, 1.12% 3/7/18, LOC Fannie Mae, VRDN (a)(b)	18,840,000	18,840,000
		109,605,000
Oregon - 1.7%
FHLMC Portland Multi-family Hsg. Rev. (The Village at Lovejoy Fountain Proj.) Series 2009, 1.17% 3/7/18, LOC Freddie Mac, VRDN (a)(b)	15,000,000	15,000,000
Pennsylvania - 0.9%
Lancaster Indl. Dev. Auth. Rev. (Mennonite Home Proj.) 1.19% 3/7/18, LOC Manufacturers & Traders Trust Co., VRDN (a)	1,570,000	1,570,000
Philadelphia Arpt. Rev. Series 2005 C1, 1.13% 3/7/18, LOC TD Banknorth, NA, VRDN (a)(b)	6,405,000	6,405,000
		7,975,000
South Carolina - 5.0%
South Carolina Jobs-Econ. Dev. Auth. Indl. Rev.:
(South Carolina Elec. & Gas Co. Proj.) Series 2008, 1.14% 3/7/18, LOC TD Banknorth, NA, VRDN (a)(b)	10,000,000	10,000,000
(South Carolina Generating Co., Inc. Proj.) Series 2008, 1.14% 3/7/18, LOC TD Banknorth, NA, VRDN (a)(b)	33,265,000	33,265,000
		43,265,000
Texas - 9.8%
Dallas/Fort Worth Int'l. Arpt. Facility Impt. Corp. Rev. (United Parcel Svc., Inc. Proj.) Series 2002, 1.19% 3/1/18, VRDN (a)(b)	29,050,000	29,050,000
Gulf Coast Waste Disp. Auth. Envir. Facilities Rev.:
(Exxon Mobil Corp. Proj.) Series 2003, 1.16% 3/1/18 (Exxon Mobil Corp. Guaranteed), VRDN (a)(b)	3,000,000	3,000,000
(Exxon Mobil Proj.) Series 2002, 1.16% 3/1/18 (Exxon Mobil Corp. Guaranteed), VRDN (a)(b)	23,160,000	23,160,000
Jewett Econ. Dev. Corp. Indl. Dev. Rev. (Nucor Corp. Proj.) 1.43% 3/7/18, VRDN (a)(b)	4,950,000	4,950,000
Lower Neches Valley Auth. Indl. Dev. Corp. Exempt Facilities Rev. (Mobil Oil Corp. Proj.) Series 1999, 1.16% 3/1/18, VRDN (a)(b)	16,400,000	16,400,000
Port Arthur Navigation District Indl. Dev. Corp. Exempt Facilities Rev. (Air Products Proj.):
Series 2000, 1.17% 3/7/18, VRDN (a)(b)	3,000,000	3,000,000
Series 2001, 1.17% 3/7/18, VRDN (a)(b)	5,800,000	5,800,000
		85,360,000
Utah - 0.4%
Emery County Poll. Cont. Rev. (PacifiCorp Proj.) Series 1994, 1.13% 3/7/18, LOC Canadian Imperial Bank of Commerce, VRDN (a)	3,100,000	3,100,000
Virginia - 4.5%
Hampton Indl. Dev. Auth. Exempt Facilities Rev. (U.S.A. Waste of Virginia Landfills, Inc. Proj.) Series 2000, 1.17% 3/7/18, LOC Wells Fargo Bank NA, VRDN (a)(b)	10,000,000	10,000,000
King George County Indl. Dev. Auth. Exempt Facilities Rev. (Birchwood Pwr. Partners Proj.):
Series 1995, 1.2% 3/1/18, LOC Mizuho Corporate Bank Ltd., VRDN (a)(b)	9,200,000	9,200,000
Series 1996 A, 1.2% 3/1/18, LOC Mizuho Corporate Bank Ltd., VRDN (a)(b)	7,800,000	7,800,000
Series 1997, 1.2% 3/1/18, LOC Mizuho Corporate Bank Ltd., VRDN (a)(b)	8,300,000	8,300,000
Prince William County Indl. Dev. Auth. Sewage Disp. Facilities Rev. (Dale Svc. Corp. Proj.):
Series 2000, 1.17% 3/7/18, LOC Wells Fargo Bank NA, VRDN (a)(b)	1,620,000	1,620,000
Series 2006, 1.17% 3/7/18, LOC Wells Fargo Bank NA, VRDN (a)(b)	2,450,000	2,450,000
		39,370,000
Washington - 2.5%
FHLMC Vancouver Hsg. Auth. Rev. Series 2008, 1.12% 3/7/18, LOC Freddie Mac, VRDN (a)	10,000	10,000
FNMA Washington Hsg. Fin. Commission Multi-family Hsg. Rev.:
(Crestview Apts. Proj.) Series 2004, 1.15% 3/7/18, LOC Fannie Mae, VRDN (a)(b)	9,000,000	9,000,000
(Echo Lake Sr. Apts. Proj.) Series 2006, 1.14% 3/7/18, LOC Fannie Mae, VRDN (a)(b)	12,970,000	12,970,000
		21,980,000
West Virginia - 0.9%
West Virginia Econ. Dev. Auth. Solid Waste Disp. Facilities Rev.:
(Appalachian Pwr. Co. - Amos Proj.) Series 2008 B, 1.22% 3/7/18, VRDN (a)(b)	4,200,000	4,200,000
(Appalachian Pwr. Co.- Mountaineer Proj.) Series 2008 A, 1.32% 3/7/18, VRDN (a)(b)	4,000,000	4,000,000
		8,200,000
Wyoming - 1.5%
Converse County Envir. Impt. Rev. Series 1995, 1.22% 3/7/18, VRDN (a)(b)	3,100,000	3,100,000
Laramie County Indl. Dev. Rev. (Cheyenne Lt., Fuel & Pwr. Co. Proj.) Series 2009 A, 1.15% 3/7/18, LOC Wells Fargo Bank NA, VRDN (a)(b)	10,000,000	10,000,000
		13,100,000
TOTAL VARIABLE RATE DEMAND NOTE
(Cost $707,270,000)		707,270,000

Tender Option Bond - 16.0%
Colorado - 2.3%
Colorado Health Facilities Auth. Rev. Participating VRDN:
Series Floaters XF 22 41, 1.19% 3/7/18 (Liquidity Facility Citibank NA) (a)(c)	800,000	800,000
Series ZF 04 17, 1.21% 3/7/18 (Liquidity Facility JPMorgan Chase Bank) (a)(c)	900,000	900,000
JPMorgan Chase Participating VRDN Series 5008, 1.15% 3/1/18 (Liquidity Facility JPMorgan Chase Bank) (a)(c)	18,480,000	18,480,000
		20,180,000
Connecticut - 0.7%
Connecticut Gen. Oblig. Participating VRDN:
Series 15 YX1002, 1.15% 3/7/18 (Liquidity Facility Barclays Bank PLC) (a)(c)	3,000,000	3,000,000
Series Floaters 014, 1.27% 4/11/18 (Liquidity Facility Barclays Bank PLC) (a)(c)(d)	2,700,000	2,700,000
		5,700,000
District Of Columbia - 0.1%
Metropolitan Washington DC Arpts. Auth. Sys. Rev. Participating VRDN Series Floaters XM 05 52, 1.17% 3/7/18 (Liquidity Facility Cr. Suisse AG) (a)(b)(c)	800,000	800,000
Florida - 0.7%
Central Fla Expwy Auth. Rev. Participating VRDN Series Floaters 004, 1.27% 4/11/18 (Liquidity Facility Barclays Bank PLC) (a)(c)(d)	3,100,000	3,100,000
Miami-Dade County School Board Ctfs. of Prtn. Participating VRDN Series ZF 03 29, 1.19% 3/7/18 (Liquidity Facility JPMorgan Chase Bank) (a)(c)	2,700,000	2,700,000
		5,800,000
Georgia - 0.1%
Metropolitan Atlanta Rapid Transit Auth. Sales Tax Rev. Bonds Series Solar 0047, SIFMA Municipal Swap Index + 0.150% 1.24%, tender 5/17/18 (Liquidity Facility U.S. Bank NA, Cincinnati) (a)(c)(e)	1,000,000	999,990
Illinois - 0.5%
Chicago Board of Ed. Participating VRDN Series Floaters 003, 1.34% 4/11/18 (Liquidity Facility Barclays Bank PLC) (a)(c)(d)	4,100,000	4,100,000
City of Chicago Gen. Oblig. Bonds Participating VRDN Series XF 23 42, 1.24% 3/7/18 (Liquidity Facility Barclays Bank PLC) (a)(c)	400,000	400,000
		4,500,000
Iowa - 0.2%
Iowa St Spl. Oblig. Participating VRDN Series Floaters XX 10 56, 1.17% 3/7/18 (Liquidity Facility Barclays Bank PLC) (a)(c)	1,775,000	1,775,000
Massachusetts - 0.4%
Massachusetts Gen. Oblig. Bonds Series Clipper 09 69, SIFMA Municipal Swap Index + 0.180% 1.27%, tender 3/8/18 (Liquidity Facility State Street Bank & Trust Co., Boston) (a)(c)(d)(e)	3,346,000	3,345,933
Michigan - 1.1%
JPMorgan Chase Participating VRDN Series Putters 5009, 1.15% 3/1/18 (Liquidity Facility JPMorgan Chase Bank) (a)(c)	9,100,000	9,100,000
Montana - 0.7%
Missoula Mont Wtr. Sys. Rev. Participating VRDN Series Floaters 011, 1.27% 4/11/18 (Liquidity Facility Barclays Bank PLC) (a)(c)(d)	5,900,000	5,900,000
New Jersey - 2.6%
New Jersey Gen. Oblig. Participating VRDN Series Floaters E 117, 1.16% 3/1/18 (Liquidity Facility Royal Bank of Canada) (a)(c)	21,600,000	21,600,000
New Jersey St. Trans. Trust Fund Auth. Participating VRDN Series Floaters 16 XF1059, 1.26% 3/7/18 (Liquidity Facility Deutsche Bank AG New York Branch) (a)(c)	1,200,000	1,200,000
		22,800,000
Ohio - 0.2%
Middletown Hosp. Facilities Rev. Participating VRDN Series Floaters 00 31 44, 1.27% 4/11/18 (Liquidity Facility Barclays Bank PLC) (a)(c)(d)	985,000	985,000
Ohio Higher Edl. Facility Commission Rev. Participating VRDN Series 2017, 1.27% 4/11/18 (Liquidity Facility Barclays Bank PLC) (a)(c)(d)	800,000	800,000
		1,785,000
Pennsylvania - 5.2%
Allegheny County Hosp. Dev. Auth. Rev. Participating VRDN Series Floaters E 111, 1.14% 3/1/18 (Liquidity Facility Royal Bank of Canada) (a)(c)	36,600,000	36,600,000
Berks County Muni. Auth. Rev. Participating VRDN Series Floaters 001, 1.27% 4/11/18 (Liquidity Facility Barclays Bank PLC) (a)(c)(d)	900,000	900,000
Pennsylvania St Ctfs. Prtn. Participating VRDN Series Floaters E 115, 1.16% 3/1/18 (Liquidity Facility Royal Bank of Canada) (a)(c)	7,900,000	7,900,000
		45,400,000
Texas - 0.0%
Katy Independent School District Participating VRDN Series Floaters XG 01 63, 1.14% 3/7/18 (Liquidity Facility Bank of America NA) (a)(c)	300,000	300,000
Wisconsin - 1.2%
Wisconsin Gen. Oblig. Participating VRDN:
Series Clipper 09 36, SIFMA Municipal Swap Index + 0.180% 1.27% 3/15/18 (Liquidity Facility State Street Bank & Trust Co., Boston) (a)(c)(d)(e)	7,500,000	7,500,000
Series Clipper 09 53, SIFMA Municipal Swap Index + 0.180% 1.27% 3/8/18 (Liquidity Facility State Street Bank & Trust Co., Boston) (a)(c)(d)(e)	2,900,000	2,900,000
		10,400,000
TOTAL TENDER OPTION BOND
(Cost $138,786,000)		138,785,923

Other Municipal Security - 2.7%
Georgia - 1.8%
Main Street Natural Gas, Inc. Georgia Gas Proj. Rev. Bonds:
Series 2010 A1, SIFMA Municipal Swap Index + 0.100% 1.19%, tender 4/2/18 (Liquidity Facility Royal Bank of Canada) (a)(e)	5,040,000	5,040,000
Series 2010 A2, SIFMA Municipal Swap Index + 0.100% 1.19%, tender 4/2/18 (Liquidity Facility Royal Bank of Canada) (a)(e)	10,240,000	10,240,000
		15,280,000
Kentucky - 0.1%
Jefferson County Poll. Cont. Rev. Bonds Series 2001 A, 1.32% tender 4/6/18, CP mode	600,000	599,952
New Hampshire - 0.7%
New Hampshire Bus. Fin. Auth. Poll. Cont. Rev. Bonds:
(New England Pwr. Co. Proj.) Series B, 1.45% tender 3/1/18, CP mode	1,100,000	1,100,011
Series 1990 A, 1.3% tender 4/6/18, CP mode (b)	3,200,000	3,199,744
Series A1, 1.35% tender 3/7/18, CP mode (b)	2,200,000	2,200,000
		6,499,755
West Virginia - 0.1%
Grant County Cmnty. Solid Waste Disp. Rev. Bonds Series 96, 1.3% tender 3/28/18, CP mode (b)	1,000,000	1,000,000
TOTAL OTHER MUNICIPAL SECURITY
(Cost $23,380,000)		23,379,707
TOTAL INVESTMENT IN SECURITIES - 100.2%
(Cost $869,436,000)		869,435,630
NET OTHER ASSETS (LIABILITIES) - (0.2)%		(1,906,633)
NET ASSETS - 100%		$867,528,997

Security Type Abbreviations

CP – COMMERCIAL PAPER

VRDN – VARIABLE RATE DEMAND NOTE (A debt instrument that is payable upon demand, either daily, weekly or monthly)

The date shown for securities represents the date when principal payments must be paid, taking into account any call options exercised by the issuer and any permissible maturity shortening features other than interest rate resets.

Legend

 (a) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.

 (b) Private activity obligations whose interest is subject to the federal alternative minimum tax for individuals.

 (c) Provides evidence of ownership in one or more underlying municipal bonds.

 (d) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $32,230,933 or 3.7% of net assets.

 (e) Coupon is indexed to a floating interest rate which may be multiplied by a specified factor and/or subject to caps or floors.

Additional information on each restricted holding is as follows:

Security	Acquisition Date	Cost
Berks County Muni. Auth. Rev. Participating VRDN Series Floaters 001, 1.27% 4/11/18 (Liquidity Facility Barclays Bank PLC)	1/18/18	$900,000
Central Fla Expwy Auth. Rev. Participating VRDN Series Floaters 004, 1.27% 4/11/18 (Liquidity Facility Barclays Bank PLC)	1/18/18	$3,100,000
Chicago Board of Ed. Participating VRDN Series Floaters 003, 1.34% 3/1/18 (Liquidity Facility Barclays Bank PLC)	2/1/18	$4,100,000
Connecticut Gen. Oblig. Participating VRDN Series Floaters 014, 1.27% 4/11/18 (Liquidity Facility Barclays Bank PLC)	6/29/17	$2,700,000
Massachusetts Gen. Oblig. Bonds Series Clipper 09 69, SIFMA Municipal Swap Index + 0.180% 1.27%, tender 3/8/18 (Liquidity Facility State Street Bank & Trust Co., Boston)	9/28/16	$3,346,000
Middletown Hosp. Facilities Rev. Participating VRDN Series Floaters 00 31 44, 1.27% 4/11/18 (Liquidity Facility Barclays Bank PLC)	9/14/17	$985,000
Missoula Mont Wtr. Sys. Rev. Participating VRDN Series Floaters 011, 1.27% 4/11/18 (Liquidity Facility Barclays Bank PLC)	7/20/17 - 2/2/18	$5,900,000
Ohio Higher Edl. Facility Commission Rev. Participating VRDN Series 2017, 1.27% 4/11/18 (Liquidity Facility Barclays Bank PLC)	3/9/17	$800,000
Wisconsin Gen. Oblig. Participating VRDN Series Clipper 09 36, SIFMA Municipal Swap Index + 0.180% 1.27% 3/15/18 (Liquidity Facility State Street Bank & Trust Co., Boston)	8/11/16 - 6/1/17	$15,000,000
Wisconsin Gen. Oblig. Participating VRDN Series Clipper 09 53, SIFMA Municipal Swap Index + 0.180% 1.27% 3/1/18 (Liquidity Facility State Street Bank & Trust Co., Boston)	9/12/16	$2,900,000

Investment Valuation

All investments are categorized as Level 2 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. Additional information on valuation inputs is provided later in this section.

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. Municipal securities and other short-term securities are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Securities held by a money market fund are generally high quality and liquid; however, they are reflected as Level 2 because the inputs used to determine fair value are not quoted prices in an active market.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Holdings Report
for

Fidelity® Securities Lending Cash Central Fund

February 28, 2018

CCC-QTLY-0418
1.814100.113

Schedule of Investments February 28, 2018 (Unaudited)

Showing Percentage of Net Assets

Certificate of Deposit - 9.0%
	Yield(a)	Principal Amount	Value
New York Branch, Yankee Dollar, Foreign Banks - 9.0%
Bayerische Landesbank
3/1/18 to 3/7/18	1.49%	$1,073,000,000	$1,073,000,073
Landesbank Baden-Wuerttemberg New York Branch
3/1/18 to 3/7/18	1.48	857,000,000	856,996,860
TOTAL CERTIFICATE OF DEPOSIT
(Cost $1,930,000,000)			1,929,996,933

Financial Company Commercial Paper - 2.1%
BNP Paribas Dublin Branch
3/2/18	1.46	102,313,000	102,305,009
Landesbank Baden-Wurttemberg
3/2/18	1.48	225,000,000	224,982,135
Societe Generale
3/1/18	1.39	120,000,000	119,995,320
TOTAL FINANCIAL COMPANY COMMERCIAL PAPER
(Cost $447,299,601)			447,282,464

U.S. Treasury Debt - 4.9%
U.S. Treasury Obligations - 4.9%
U.S. Treasury Bills
3/8/18 to 5/31/18
(Cost $1,037,129,911)	1.29 to 1.65	1,040,000,000	1,037,166,259

U.S. Government Agency Debt - 15.3%
Federal Agencies - 15.3%
Federal Home Loan Bank
3/1/18 to 4/25/18
(Cost $3,258,372,200)	1.32 to 1.61 (b)	3,260,400,000	3,258,244,155

Non-Negotiable Time Deposit - 28.7%
Time Deposits - 28.7%
Australia & New Zealand Banking Group Ltd.
3/1/18 to 3/7/18	1.47	540,000,000	540,001,297
Barclays Bank PLC
3/1/18	1.45	1,085,000,000	1,085,000,000
BNP Paribas
3/1/18	1.40	184,000,000	184,000,000
3/1/18 to 3/7/18	1.46	630,400,000	630,398,658
Credit Agricole CIB
3/1/18	1.36	493,000,000	493,000,000
3/1/18 to 3/7/18	1.48	591,950,000	591,948,465
Credit Industriel et Commercial
3/1/18	1.35	267,000,000	267,000,000
Credit Suisse AG
3/5/18 to 3/6/18	1.46	822,000,000	821,997,479
ING Bank NV
3/1/18 to 3/7/18	1.47	1,085,380,000	1,085,378,736
Royal Bank of Canada
3/1/18	1.46	321,000,000	321,000,096
Skandinaviska Enskilda Banken AB
3/1/18		114,000,000	114,000,000
TOTAL NON-NEGOTIABLE TIME DEPOSIT
(Cost $6,133,730,000)			6,133,724,731

Other Instrument - 4.8%
Corporate Bonds - 4.8%
International Bank for Reconstruction & Development
3/1/18 to 3/20/18
(Cost $1,024,616,916)	1.37 to 1.43	1,025,000,000	1,024,602,302

U.S. Government Agency Repurchase Agreement - 7.2%
	Maturity Amount	Value
In a joint trading account at:
1.36% dated 2/28/18 due 3/1/18 (Collateralized by U.S. Government Obligations) #	$1,361,051,540	$1,361,000,000
1.38% dated 2/28/18 due 3/1/18 Collateralized by (U.S. Government Obligations) #	147,197,642	147,192,000
With ING Financial Markets LLC at 1.41%, dated 1/12/18 due 4/4/18 (Collateralized by U.S. Treasury Obligations valued at $23,504,116, 2.38%, 8/15/24)	23,084,678	23,000,000
TOTAL U.S. GOVERNMENT AGENCY REPURCHASE AGREEMENT
(Cost $1,531,192,000)		1,531,192,000

U.S. Treasury Repurchase Agreement - 24.4%
With:
Barclays Capital, Inc. at:
1.3%, dated 2/28/18 due 3/1/18 (Collateralized by U.S. Treasury Obligations valued at $187,686,832, 0.00% - 6.50%, 5/17/18 - 11/15/26)	184,006,644	184,000,000
1.37%, dated 2/28/18 due 3/1/18 (Collateralized by U.S. Treasury Obligations valued at $375,374,366, 1.00% - 7.25%, 9/30/18 - 2/15/28)	368,014,004	368,000,000
Commerz Markets LLC at 1.41%, dated 2/28/18 due 3/1/18 (Collateralized by U.S. Treasury Obligations valued at $442,697,384, 0.88% - 3.75%, 9/15/18 - 2/15/27)	434,016,998	434,000,000
Deutsche Bank AG at 1.39%, dated 2/28/18 due 3/1/18 (Collateralized by U.S. Treasury Obligations valued at $28,561,144, 4.75% - 6.50%, 11/15/26 - 2/15/37)	28,001,081	28,000,000
Federal Reserve Bank of New York at 1.25%, dated 2/28/18 due 3/1/18 (Collateralized by U.S. Treasury Obligations valued at $1,793,062,317, 2.00%, 12/31/21)	1,793,062,257	1,793,000,000
Sumitomo Mitsui Banking Corp. at 1.38%, dated 2/28/18 due 3/1/18 (Collateralized by U.S. Treasury Obligations valued at $2,439,933,585, 0.75% - 2.00%, 4/15/18 - 3/31/22)	2,392,091,693	2,392,000,000
TOTAL U.S. TREASURY REPURCHASE AGREEMENT
(Cost $5,199,000,000)		5,199,000,000

Other Repurchase Agreement - 0.2%
Other Repurchase Agreement - 0.2%
With J.P. Morgan Securities, LLC at 1.54%, dated 2/28/18 due 3/1/18 (Collateralized by Commercial Paper valued at $51,503,200, 3/27/18 - 5/31/18)
(Cost $50,000,000)	50,002,139	50,000,000
TOTAL INVESTMENT IN SECURITIES - 96.6%
(Cost $20,611,340,628)		20,611,208,844
NET OTHER ASSETS (LIABILITIES) - 3.4%		728,924,274
NET ASSETS - 100%		$21,340,133,118

The date shown for securities represents the date when principal payments must be paid, taking into account any call options exercised by the issuer and any permissible maturity shortening features other than interest rate resets.

Legend

 (a) Yield represents either the annualized yield at the date of purchase, or the stated coupon rate, or, for floating and adjustable rate securities, the rate at period end.

 (b) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.

Investment Valuation

All investments are categorized as Level 2 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. Additional information on valuation inputs is provided later in this section.

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. Corporate bonds, U.S. government and government agency obligations, commercial paper, certificates of deposit and other short-term securities are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Short-term securities with remaining maturities of sixty days or less may be valued at amortized cost, which approximates fair value, and are categorized as Level 2 in the hierarchy.

Securities held by a money market fund are generally high quality and liquid; however, they are reflected as Level 2 because the inputs used to determine fair value are not quoted prices in an active market.

Other Information

# Additional information on each counterparty to the repurchase agreement is as follows:

Repurchase Agreement / Counterparty	Value
$1,361,000,000 due 3/01/18 at 1.36%
Credit Agricole CIB New York Branch	$1,361,000,000
$1,361,000,000
$147,192,000 due 3/01/18 at 1.38%
BNP Paribas, S.A.	45,295,483
Citibank NA	101,896,517
$147,192,000

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Holdings Report
for

Fidelity® Tax-Free Cash Central Fund

February 28, 2018

TFC-QTLY-0418
1.814092.113

Schedule of Investments February 28, 2018 (Unaudited)

Showing Percentage of Net Assets

Variable Rate Demand Note - 80.6%
	Principal Amount	Value
Alabama - 1.8%
Columbia Indl. Dev. Board Poll. Cont. Rev. (Alabama Pwr. Co. Proj.) Series 2014 A, 1.28% 3/1/18, VRDN (a)	$4,000,000	$4,000,000
Mobile Indl. Dev. Board Poll. Cont. Rev. (Alabama Pwr. Co. Barry Plant Proj.) Series 2007 C, 1.18% 3/7/18, VRDN (a)	1,400,000	1,400,000
Mobile Indl. Dev. Board Solid Waste Disp. Rev. (Alabama Pwr. Co. Barry Plant Proj.) Second Series 2009, 1.29% 3/1/18, VRDN (a)	12,900,000	12,900,000
West Jefferson Indl. Dev. Series 2008, 1.18% 3/7/18, VRDN (a)	1,200,000	1,200,000
		19,500,000
Alaska - 2.6%
Alaska Indl. Dev. & Export Auth. Rev. (Greater Fairbanks Cmnty. Hosp. Foundation Proj.) Series B, 1.11% 3/1/18, LOC Bank of Tokyo-Mitsubishi UFJ Ltd., VRDN (a)	16,635,000	16,635,000
Valdez Marine Term. Rev.:
(ConocoPhillips Proj.) Series 1994 A, 1.2% 3/7/18, VRDN (a)	10,000,000	10,000,000
(Phillips Trans. Alaska, Inc. Proj.) Series 1994 B, 1.25% 3/7/18, VRDN (a)	2,800,000	2,800,000
		29,435,000
Arizona - 1.2%
Arizona Health Facilities Auth. Rev. Series 2015 B, 1.1% 3/1/18, LOC Bank of Tokyo-Mitsubishi UFJ Ltd., VRDN (a)	13,800,000	13,800,000
Maricopa County Poll. Cont. Rev. (Arizona Pub. Svc. Co. Palo Verde Proj.) Series 2009 A, 1.17% 3/7/18, VRDN (a)	100,000	100,000
		13,900,000
Connecticut - 0.5%
Connecticut Gen. Oblig. Series 2016 C, 1.22% 3/7/18 (Liquidity Facility Bank of America NA), VRDN (a)	5,400,000	5,400,000
Delaware - 0.3%
Delaware Econ. Dev. Auth. Rev. (Delmarva Pwr. & Lt. Co. Proj.) Series 1993 C, 1.14% 3/7/18, VRDN (a)	2,800,000	2,800,000
District Of Columbia - 0.2%
District of Columbia Rev. (Medlantic/Helix Proj.) Series 1998 A Tranche II, 1.08% 3/7/18, LOC TD Banknorth, NA, VRDN (a)	2,770,000	2,770,000
Florida - 8.1%
Broward County Edl. Facilities Auth. Rev. (Nova Southeastern Univ. Proj.) Series 2008 A, 1.17% 3/1/18, LOC Bank of America NA, VRDN (a)	6,600,000	6,600,000
Dade County Indl. Dev. Auth. Poll. Cont. Rev. (Florida Pwr. & Lt. Co. Proj.) 1.18% 3/1/18, VRDN (a)	2,635,000	2,635,000
Dade County Indl. Dev. Auth. Rev. (Florida Pwr. & Lt. Co. Proj.) Series 1993, 1.17% 3/1/18, VRDN (a)	6,900,000	6,900,000
Jacksonville Poll. Cont. Rev. (Florida Pwr. & Lt. Co. Proj.) Series 1995, 1.18% 3/1/18, VRDN (a)	12,750,000	12,750,000
Lakeland Edl. Facilities Rev. (Southern College Proj.) Series 2012 B, 1.07% 3/7/18, LOC TD Banknorth, NA, VRDN (a)	1,200,000	1,200,000
Martin County Poll. Cont. Rev. (Florida Pwr. & Lt. Co. Proj.) Series 2000, 1.15% 3/1/18, VRDN (a)	31,700,000	31,700,000
Palm Beach County Rev.:
(Benjamin Private School Proj.) 1.17% 3/7/18, LOC Northern Trust Co., VRDN (a)	3,890,000	3,890,000
(Raymond F. Kravis Ctr. Proj.) Series 2002, 1.12% 3/7/18, LOC Northern Trust Co., VRDN (a)	16,760,000	16,760,000
Pinellas County Health Facilities Auth. Rev.:
(BayCare Health Sys. Proj.) Series 2009 A1, 1.1% 3/1/18, LOC U.S. Bank NA, Cincinnati, VRDN (a)	1,400,000	1,400,000
(Suncoast Hospice Proj.) Series 2004, 1.12% 3/7/18, LOC Wells Fargo Bank NA, VRDN (a)	5,675,000	5,675,000
		89,510,000
Georgia - 2.3%
Burke County Indl. Dev. Auth. Poll. Cont. Rev. (Georgia Pwr. Co. Plant Vogtle Proj.) Second Series 1995, 1.26% 3/1/18, VRDN (a)	11,300,000	11,300,000
Georgia Muni. Elec. Auth. Pwr. Rev. (Georgia Gen. Resolution Projs.) Series 1985 C, 1.08% 3/7/18, LOC TD Banknorth, NA, VRDN (a)	6,600,000	6,600,000
Glynn-Brunswick Memorial Hosp. Auth. Rev. (Southeast Georgia Health Sys. Proj.) Series 2008 B, 1.07% 3/7/18, LOC TD Banknorth, NA, VRDN (a)	6,890,000	6,890,000
Heard County Dev. Auth. Poll. Cont. Rev. (Georgia Pwr. Co. Plant Wansley Proj.) First Series 1997, 1.26% 3/1/18, VRDN (a)	900,000	900,000
		25,690,000
Illinois - 3.5%
Illinois Fin. Auth. Rev.:
(Chicago Historical Society Proj.) Series 2006, 1.13% 3/7/18, LOC Northern Trust Co., VRDN (a)	4,225,000	4,225,000
(OSF Healthcare Sys. Proj.) Series 2009 C, 1.09% 3/7/18, LOC Wells Fargo Bank NA, VRDN (a)	9,400,000	9,400,000
(The Univ. of Chicago Med. Ctr. Proj.):
Series 2009 D2, 1.1% 3/1/18, LOC PNC Bank NA, VRDN (a)	1,250,000	1,250,000
Series 2009 E1, 1.1% 3/1/18, LOC Wells Fargo Bank NA, VRDN (a)	3,460,000	3,460,000
Series 2010 B, 1.1% 3/1/18, LOC Wells Fargo Bank NA, VRDN (a)	3,900,000	3,900,000
Series 2009 D1, 1.1% 3/1/18, LOC PNC Bank NA, VRDN (a)	6,550,000	6,550,000
Series 2011 B, 1.12% 3/7/18, LOC Sumitomo Mitsui Banking Corp., VRDN (a)	7,250,000	7,250,000
Illinois Toll Hwy. Auth. Toll Hwy. Rev. Series 2007 A 2C, 1.17% 3/7/18, LOC Landesbank Hessen-Thuringen, VRDN (a)	2,600,000	2,600,000
		38,635,000
Indiana - 1.3%
Indiana Fin. Auth. Health Sys. Rev. (Sisters of Saint Francis Health Svcs., Inc. Obligated Group Proj.) Series 2008 I, 1.11% 3/1/18, LOC Barclays Bank PLC, VRDN (a)	4,300,000	4,300,000
Indiana Fin. Auth. Hosp. Rev.:
(Indiana Univ. HealthCare Proj.) Series 2011 B, 1.08% 3/7/18, LOC TD Banknorth, NA, VRDN (a)	3,180,000	3,180,000
(Parkview Health Sys. Oblig. Group Proj.) Series 2009 B, 1.08% 3/7/18, LOC Wells Fargo Bank NA, VRDN (a)	6,460,000	6,460,000
Lawrenceburg Poll. Cont. Rev. (Indiana Michigan Pwr. Co. Proj.):
Series H, 1.24% 3/7/18, VRDN (a)	300,000	300,000
Series I, 1.24% 3/7/18, VRDN (a)	400,000	400,000
		14,640,000
Iowa - 3.2%
Iowa Fin. Auth. Health Facilities Rev. Series 2013 B2, 1.1% 3/1/18, LOC MUFG Union Bank NA, VRDN (a)	33,255,000	33,255,000
Iowa Higher Ed. Ln. Auth. Rev. (Des Moines Univ. Proj.) 1.11% 3/1/18, LOC BMO Harris Bank NA, VRDN (a)	2,400,000	2,400,000
		35,655,000
Louisiana - 5.9%
East Baton Rouge Parish Indl. Dev. Board Rev. (ExxonMobil Proj.) Series 2010 A, 1.14% 3/1/18 (Exxon Mobil Corp. Guaranteed), VRDN (a)	31,450,000	31,450,000
Louisiana Pub. Facilities Auth. Rev. (Air Products & Chemicals, Inc. Proj.):
Series 2006, 1.12% 3/1/18, VRDN (a)	6,000,000	6,000,000
Series 2007, 1.12% 3/1/18, VRDN (a)	8,050,000	8,050,000
Series 2008 A, 1.18% 3/1/18, VRDN (a)	4,100,000	4,100,000
Series 2008 B, 1.12% 3/1/18, VRDN (a)	10,700,000	10,700,000
Saint Charles Parish Poll. Cont. Rev. (Shell Oil Co. Proj.) Series 1992 B, 1.17% 3/1/18, VRDN (a)	1,600,000	1,600,000
Saint James Parish Gen. Oblig. (Nucor Steel Louisiana LLC Proj.):
Series 2010 A1, 1.4% 3/7/18, VRDN (a)	660,000	660,000
Series 2010 B1, 1.33% 3/7/18, VRDN (a)	2,600,000	2,600,000
		65,160,000
Maryland - 0.5%
Montgomery County Hsg. Opportunities Commission Multi-family Hsg. Rev.:
Series 2004 C, 1.07% 3/7/18, LOC TD Banknorth, NA, VRDN (a)	3,875,000	3,875,000
Series 2011 A, 1.07% 3/7/18, LOC TD Banknorth, NA, VRDN (a)	1,200,000	1,200,000
		5,075,000
Massachusetts - 0.6%
Massachusetts Dept. of Trans. Metropolitan Hwy. Sys. Rev. Series 2010 A2, 1.09% 3/7/18, LOC Landesbank Hessen-Thuringen, VRDN (a)	7,200,000	7,200,000
Michigan - 1.2%
Michigan Strategic Fund Ltd. Oblig. Rev. (Air Products and Chemicals, Inc. Proj.) Series 2007 V1, 1.18% 3/1/18, VRDN (a)	13,780,000	13,780,000
Minnesota - 0.6%
Minneapolis & Saint Paul Hsg. & Redev. Auth. Health Care Sys. Rev. (Allina Health Sys. Proj.) Series 2007 C2, 1.12% 3/7/18, LOC Wells Fargo Bank NA, VRDN (a)	2,615,000	2,615,000
St. Paul Hsg. & Redev. Auth. Health Care Facilities Rev. (Allina Health Sys. Proj.) Series 2009 C, 1.12% 3/7/18, LOC Wells Fargo Bank NA, VRDN (a)	4,600,000	4,600,000
		7,215,000
Mississippi - 6.6%
Jackson County Poll. Cont. Rev. (Chevron U.S.A., Inc. Proj.) Series 1993 1.11% 3/1/18, VRDN (a)	12,900,000	12,900,000
Mississippi Bus. Fin. Corp.:
(Chevron U.S.A., Inc. Proj.):
Series 2007 A, 1.15% 3/1/18 (Chevron Corp. Guaranteed), VRDN (a)	39,500,000	39,500,000
Series 2011 E, 1.15% 3/1/18, VRDN (a)	16,000,000	16,000,000
Series 2011 G, 1.11% 3/1/18, VRDN (a)	4,500,000	4,500,000
		72,900,000
Missouri - 2.7%
Missouri Health & Edl. Facilities Auth. Edl. Facilities Rev. (Saint Louis Univ. Proj.) Series 1999 B, 1.1% 3/1/18, LOC U.S. Bank NA, Cincinnati, VRDN (a)	9,990,000	9,990,000
St. Joseph Indl. Dev. Auth. Health Facilities Rev. (Heartland Health Sys. Proj.) Series 2009 A, 1.1% 3/1/18, LOC U.S. Bank NA, Cincinnati, VRDN (a)	20,385,000	20,385,000
		30,375,000
New Jersey - 0.3%
New Jersey Econ. Dev. Auth. Rev. (Cooper Health Sys. Proj.) Series 2008 A, 1.07% 3/7/18, LOC TD Banknorth, NA, VRDN (a)	3,300,000	3,300,000
Pennsylvania, New Jersey - 0.1%
Delaware River Port Auth. Pennsylvania & New Jersey Rev. Series 2008 B, 1.07% 3/7/18, LOC TD Banknorth, NA, VRDN (a)	1,000,000	1,000,000
New York - 21.2%
New York City Gen. Oblig.:
Series 2012 G, 1.11% 3/1/18 (Liquidity Facility Bank of Tokyo-Mitsubishi UFJ Ltd.), VRDN (a)	6,450,000	6,450,000
Series 2012 G6, 1.13% 3/1/18 (Liquidity Facility Mizuho Bank Ltd.), VRDN (a)	20,710,000	20,710,000
Series 2013 A2, 1.14% 3/1/18 (Liquidity Facility Mizuho Corporate Bank Ltd.), VRDN (a)	6,100,000	6,100,000
Series 2015 F6, 1.1% 3/1/18 (Liquidity Facility JPMorgan Chase Bank), VRDN (a)	3,500,000	3,500,000
Series 2017 B-4 & B-5, 1.12% 3/1/18 (Liquidity Facility Barclays Bank PLC), VRDN (a)	18,800,000	18,800,000
New York City Muni. Wtr. Fin. Auth. Wtr. & Swr. Sys. Rev.:
Series 2001 F1, 1.14% 3/1/18 (Liquidity Facility Mizuho Corporate Bank Ltd.), VRDN (a)	11,915,000	11,915,000
Series 2003 F2, 1.11% 3/1/18 (Liquidity Facility Citibank NA), VRDN (a)	15,335,000	15,335,000
Series 2009 BB1, 1.15% 3/1/18 (Liquidity Facility Landesbank Hessen-Thuringen), VRDN (a)	7,000,000	7,000,000
Series 2009 BB2, 1.1% 3/1/18 (Liquidity Facility Landesbank Hessen-Thuringen), VRDN (a)	2,000,000	2,000,000
Series 2014 AA, 1.11% 3/1/18 (Liquidity Facility Bank of Montreal), VRDN (a)	8,000,000	8,000,000
1.11% 3/1/18 (Liquidity Facility PNC Bank NA), VRDN (a)	9,800,000	9,800,000
New York City Transitional Fin. Auth. Rev.:
Series 2003 A2, 1.11% 3/2/18 (Liquidity Facility Bank of Tokyo-Mitsubishi UFJ Ltd.), VRDN (a)	8,770,000	8,770,000
Series 2010, 1.11% 3/2/18 (Liquidity Facility Barclays Bank PLC), VRDN (a)	21,000,000	21,000,000
Series 2013 A6, 1.11% 3/1/18 (Liquidity Facility State Street Bank & Trust Co., Boston), VRDN (a)	3,000,000	3,000,000
Series 2013 C5, 1.07% 3/7/18 (Liquidity Facility Sumitomo Mitsui Banking Corp.), VRDN (a)	10,230,000	10,230,000
Series 2014 B3, 1.12% 3/1/18 (Liquidity Facility Barclays Bank PLC), VRDN (a)	2,000,000	2,000,000
New York Dorm. Auth. Revs. (Northern Westchester Hosp. Assoc. Proj.) Series 2009, 1.07% 3/7/18, LOC TD Banknorth, NA, VRDN (a)	4,400,000	4,400,000
New York Hsg. Fin. Agcy. Rev. (505 West 37th Street Proj.):
Series 2009 A, 1.14% 3/1/18, LOC Landesbank Hessen-Thuringen, VRDN (a)	23,100,000	23,100,000
Series 2009 B, 1.14% 3/1/18, LOC Landesbank Hessen-Thuringen, VRDN (a)	8,955,000	8,955,000
New York Metropolitan Trans. Auth. Dedicated Tax Fund Rev. Series A, 1.1% 3/1/18, LOC TD Banknorth, NA, VRDN (a)	4,820,000	4,820,000
New York Metropolitan Trans. Auth. Rev.:
Series 2005 D2, 1.11% 3/1/18, LOC Landesbank Hessen-Thuringen, VRDN (a)	2,585,000	2,585,000
Series 2005 E1, 1.16% 3/1/18, LOC Bank of Montreal, VRDN (a)	14,995,000	14,995,000
Series 2012 G2, 1.07% 3/7/18, LOC TD Banknorth, NA, VRDN (a)	4,415,000	4,415,000
Triborough Bridge & Tunnel Auth. Revs. Series 2002 F, 1.14% 3/1/18, LOC Landesbank Hessen-Thuringen, VRDN (a)	17,415,000	17,415,000
		235,295,000
Ohio - 1.6%
Hamilton County Student Hsg. Rev. (Block 3 Proj.) Series 2004, 1.13% 3/7/18, LOC Bank of New York, New York, LOC Citizens Bank of Pennsylvania, VRDN (a)	3,200,000	3,200,000
Montgomery County Hosp. Rev.:
(Miami Valley Hosp. Proj.) Series 2016 D, 1.14% 3/1/18, LOC Barclays Bank PLC, VRDN (a)	6,100,000	6,100,000
Series 2016 C, 1.14% 3/1/18, LOC Barclays Bank PLC, VRDN (a)	8,800,000	8,800,000
		18,100,000
Oregon - 0.9%
Oregon Health and Science Univ. Spl. Rev. Series 2012 B3, 1.1% 3/1/18, LOC U.S. Bank NA, Cincinnati, VRDN (a)	10,120,000	10,120,000
Pennsylvania - 0.7%
Bucks County Indl. Dev. Auth. Hosp. Rev. (Grand View Hosp. Proj.) Series 2008 A, 1.07% 3/7/18, LOC TD Banknorth, NA, VRDN (a)	3,570,000	3,570,000
Lancaster County Hosp. Auth. Health Ctr. Rev. (Masonic Homes Proj.) Series 2008 D, 1.11% 3/1/18, LOC JPMorgan Chase Bank, VRDN (a)	1,800,000	1,800,000
Lancaster Indl. Dev. Auth. Rev. (Mennonite Home Proj.) 1.19% 3/7/18, LOC Manufacturers & Traders Trust Co., VRDN (a)	395,000	395,000
Montgomery County Indl. Dev. Auth. Rev. (Foulkeways at Gwynedd Proj.) Series 2006 B, 1.12% 3/7/18, LOC Citizens Bank of Pennsylvania, VRDN (a)	1,930,000	1,930,000
		7,695,000
Rhode Island - 0.6%
Rhode Island Health and Edl. Bldg. Corp. Higher Ed. Facility Rev. (Rhode Island School of Design Proj.) Series 2008 B, 1.08% 3/7/18, LOC TD Banknorth, NA, VRDN (a)	6,600,000	6,600,000
Tennessee - 5.8%
Clarksville Pub. Bldg. Auth. Rev. (Tennessee Muni. Bond Fund Proj.) Series 2005, 1.24% 3/1/18, LOC Bank of America NA, VRDN (a)	32,555,000	32,555,000
Montgomery County Pub. Bldg. Auth. Pooled Fing. Rev.:
(Tennessee County Ln. Pool Proj.):
Series 2002, 1.24% 3/1/18, LOC Bank of America NA, VRDN (a)	4,450,000	4,450,000
Series 2004, 1.24% 3/1/18, LOC Bank of America NA, VRDN (a)	15,485,000	15,485,000
Series 2008, 1.24% 3/1/18, LOC Bank of America NA, VRDN (a)	12,050,000	12,050,000
		64,540,000
Texas - 5.9%
Harris County Cultural Ed. Facilities Fin. Corp. Rev. Series 2016 C, 1.07% 3/7/18, VRDN (a)	10,870,000	10,870,000
Harris County Indl. Dev. Corp. Poll. Cont. Rev.:
(Exxon Corp.) Series 1984, 1.14% 3/1/18, VRDN (a)	8,000,000	8,000,000
1.14% 3/1/18, VRDN (a)	14,900,000	14,900,000
Port Arthur Navigation District Exempt Facilities (Var-Total Petrochemicals Proj.) Series 2009, 1.16% 3/7/18 (Total SA Guaranteed), VRDN (a)	300,000	300,000
Port Arthur Navigation District Indl. Dev. Corp. Exempt Facilities Rev.:
(Air Products Proj.):
Series 2010 A, 1.16% 3/7/18 (Total SA Guaranteed), VRDN (a)	3,000,000	3,000,000
Series 2012, 1.16% 3/7/18 (Total SA Guaranteed), VRDN (a)	6,300,000	6,300,000
(Total Petrochemicals & Refining U.S.A., Inc. Proj.) Series 2012 B, 1.16% 3/7/18 (Total SA Guaranteed), VRDN (a)	700,000	700,000
Port Arthur Navigation District Poll. Cont. Rev. (Texaco, Inc. Proj.) Series 1994, 1.15% 3/1/18, VRDN (a)	21,000,000	21,000,000
		65,070,000
Utah - 0.3%
Emery County Poll. Cont. Rev. (PacifiCorp Proj.) Series 1994, 1.13% 3/7/18, LOC Canadian Imperial Bank of Commerce, VRDN (a)	3,100,000	3,100,000
Wyoming - 0.1%
Lincoln County Poll. Cont. Rev. (PacifiCorp Proj.) Series 1994, 1.25% 3/7/18, VRDN (a)	630,000	630,000
Sweetwater County Poll. Cont. Rev. (PacifiCorp Proj.) Series 1992 A, 1.13% 3/7/18, VRDN (a)	300,000	300,000
		930,000
TOTAL VARIABLE RATE DEMAND NOTE
(Cost $895,390,000)		895,390,000

Tender Option Bond - 18.3%
Arizona - 0.0%
Rowan Univ. Participating VRDN Series 2016 XF 2337, 1.13% 3/7/18 (Liquidity Facility Barclays Bank PLC) (a)(b)	500,000	500,000
California - 0.1%
Dignity Health Participating VRDN Series 17 04, SIFMA Municipal Swap Index + 0.160% 1.25% 4/11/18 (Liquidity Facility Barclays Bank PLC) (a)(b)(c)(d)	600,000	600,000
Colorado - 1.8%
Colorado Health Facilities Auth. Rev. Participating VRDN:
Series Floaters XF 22 41, 1.19% 3/7/18 (Liquidity Facility Citibank NA) (a)(b)	300,000	300,000
Series ZF 04 17, 1.21% 3/7/18 (Liquidity Facility JPMorgan Chase Bank) (a)(b)	295,000	295,000
Colorado Reg'l. Trans. District Sales Tax Rev. Participating VRDN Series Floaters 16 XF1031, 1.14% 3/7/18 (Liquidity Facility Deutsche Bank AG New York Branch) (a)(b)	1,200,000	1,200,000
Colorado Univ. Co. Hosp. Auth. Rev. Participating VRDN Series EGL 17 0002, 1.13% 3/7/18 (Liquidity Facility Citibank NA) (a)(b)	1,500,000	1,500,000
Denver City & County Arpt. Rev. Participating VRDN Series Floaters XF 10 36, 1.15% 3/7/18 (Liquidity Facility Deutsche Bank AG New York Branch) (a)(b)	200,000	200,000
JPMorgan Chase Participating VRDN Series 5008, 1.15% 3/1/18 (Liquidity Facility JPMorgan Chase Bank) (a)(b)	16,900,000	16,900,000
		20,395,000
Connecticut - 0.1%
Connecticut Gen. Oblig. Participating VRDN Series Floaters 014, 1.27% 4/11/18 (Liquidity Facility Barclays Bank PLC) (a)(b)(c)	1,000,000	1,000,000
District Of Columbia - 0.3%
Children's Nat'l. Med. Ctr., Participating VRDN Series 2015 XF 1047, 1.16% 3/7/18 (Liquidity Facility Deutsche Bank AG New York Branch) (a)(b)	400,000	400,000
District of Columbia Gen. Oblig. Participating VRDN Series 2016 23, SIFMA Municipal Swap Index + 0.050% 1.12% 3/7/18 (Liquidity Facility U.S. Bank NA, Cincinnati) (a)(b)(d)	2,760,000	2,760,000
		3,160,000
Florida - 0.6%
Central Fla Expwy Auth. Rev. Participating VRDN Series Floaters 004, 1.27% 4/11/18 (Liquidity Facility Barclays Bank PLC) (a)(b)(c)	3,700,000	3,700,000
Miami-Dade County Aviation Rev. Participating VRDN Series XG 00 65 1.15% 3/7/18 (Liquidity Facility Deutsche Bank AG New York Branch) (a)(b)	500,000	500,000
Miami-Dade County Expressway Auth. Participating VRDN Series XG 00 99, 1.15% 3/7/18 (Liquidity Facility Deutsche Bank AG New York Branch) (a)(b)	400,000	400,000
Miami-Dade County Gen. Oblig. Participating VRDN Series Floaters E 70, SIFMA Municipal Swap Index + 0.170% 1.12% 3/7/18 (Liquidity Facility Royal Bank of Canada) (a)(b)(d)	2,200,000	2,200,000
		6,800,000
Georgia - 0.1%
Heard County Dev. Auth. Poll. Cont. Rev. Participating VRDN Series Floaters E 105, 1.15% 3/7/18 (Liquidity Facility Royal Bank of Canada) (a)(b)	1,100,000	1,100,000
Metropolitan Atlanta Rapid Transit Auth. Sales Tax Rev. Bonds Series Solar 0047, SIFMA Municipal Swap Index + 0.150% 1.24%, tender 5/17/18 (Liquidity Facility U.S. Bank NA, Cincinnati) (a)(b)(d)	500,000	499,995
		1,599,995
Illinois - 0.7%
Chicago Board of Ed. Participating VRDN Series Floaters 003, 1.34% 4/11/18 (Liquidity Facility Barclays Bank PLC) (a)(b)(c)	4,600,000	4,600,000
Chicago Transit Auth. Participating VRDN Series Floaters XM 04 50, 1.13% 3/7/18 (Liquidity Facility Barclays Bank PLC) (a)(b)	1,000,000	1,000,000
City of Chicago Gen. Oblig. Bonds Participating VRDN Series XF 23 42, 1.24% 3/7/18 (Liquidity Facility Barclays Bank PLC) (a)(b)	100,000	100,000
Illinois Gen. Oblig. Participating VRDN Series Floaters E97, 1.14% 3/7/18 (Liquidity Facility Royal Bank of Canada) (a)(b)	2,100,000	2,100,000
Will Cnty. Gen. Oblig. Participating VRDN Series Floaters ZF 05 11, 1.15% 3/7/18 (Liquidity Facility Toronto-Dominion Bank) (a)(b)	500,000	500,000
		8,300,000
Indiana - 0.1%
Hamilton County HealthCare Facilities Rev. Participating VRDN Series XF 10 26, 1.16% 3/7/18 (Liquidity Facility Deutsche Bank AG New York Branch) (a)(b)	650,000	650,000
Kansas - 0.0%
Univ. of Kansas Hosp. Auth. Health Facilities Rev. Participating VRDN Series XF 10 51, 1.14% 3/7/18 (Liquidity Facility Deutsche Bank AG New York Branch) (a)(b)	300,000	300,000
Louisiana - 0.3%
Louisiana Gas & Fuel Tax Rev. Participating VRDN Series EGL 14 0049, 1.14% 3/7/18 (Liquidity Facility Citibank NA) (a)(b)	3,500,000	3,500,000
Maryland - 0.1%
Maryland Health & Higher Ed. Facilities Auth. Rev. Participating VRDN Series XF 10 21, 1.17% 3/7/18 (Liquidity Facility Deutsche Bank AG New York Branch) (a)(b)	700,000	700,000
Massachusetts - 0.5%
Massachusetts Gen. Oblig. Bonds:
Series Clipper 09 67, SIFMA Municipal Swap Index + 0.050% 1.14%, tender 3/1/18 (Liquidity Facility State Street Bank & Trust Co., Boston) (a)(b)(d)	4,200,000	4,200,000
Series Clipper 09 69, SIFMA Municipal Swap Index + 0.180% 1.27%, tender 3/8/18 (Liquidity Facility State Street Bank & Trust Co., Boston) (a)(b)(c)(d)	904,000	903,982
		5,103,982
Michigan - 2.5%
Eastern Michigan Univ. Revs. Participating VRDN Series Floaters 17 012, 1.14% 3/7/18 (Liquidity Facility Barclays Bank PLC) (a)(b)	1,700,000	1,700,000
JPMorgan Chase Participating VRDN Series Putters 5009, 1.15% 3/1/18 (Liquidity Facility JPMorgan Chase Bank) (a)(b)	26,570,000	26,570,000
		28,270,000
Missouri - 0.1%
Missouri St Hefa Edl. Facilities Rev. Participating VRDN Series Floaters 17 010, 1.14% 3/7/18 (Liquidity Facility Barclays Bank PLC) (a)(b)	1,500,000	1,500,000
Montana - 0.3%
Missoula Mont Wtr. Sys. Rev. Participating VRDN Series Floaters 011, 1.27% 4/11/18 (Liquidity Facility Barclays Bank PLC) (a)(b)(c)	2,900,000	2,900,000
Nebraska - 0.1%
Omaha Pub. Pwr. District Elec. Rev. Participating VRDN Series 16 XF1053, 1.16% 3/7/18 (Liquidity Facility Deutsche Bank AG New York Branch) (a)(b)	1,300,000	1,300,000
New Jersey - 2.5%
New Jersey Gen. Oblig. Participating VRDN Series Floaters E 117, 1.16% 3/1/18 (Liquidity Facility Royal Bank of Canada) (a)(b)	25,700,000	25,700,000
New Jersey St. Trans. Trust Fund Auth. Participating VRDN Series Floaters 16 XF1059, 1.26% 3/7/18 (Liquidity Facility Deutsche Bank AG New York Branch) (a)(b)	300,000	300,000
Union County Impt. Auth. Participating VRDN Series XF 10 19, 1.14% 3/7/18 (Liquidity Facility Deutsche Bank AG New York Branch) (a)(b)	300,000	300,000
Union County Impt. Auth. Rev. Participating VRDN Series XG 00 57, 1.15% 3/7/18 (Liquidity Facility Deutsche Bank AG New York Branch) (a)(b)	1,700,000	1,700,000
		28,000,000
Ohio - 0.1%
Hamilton County HealthCare Facilities Rev. Participating VRDN Series XF 10 50, 1.15% 3/7/18 (Liquidity Facility Deutsche Bank AG New York Branch) (a)(b)	100,000	100,000
Middletown Hosp. Facilities Rev. Participating VRDN Series Floaters 00 31 44, 1.27% 4/11/18 (Liquidity Facility Barclays Bank PLC) (a)(b)(c)	495,000	495,000
Ohio Higher Edl. Facility Commission Rev. Participating VRDN Series 2017, 1.27% 4/11/18 (Liquidity Facility Barclays Bank PLC) (a)(b)(c)	300,000	300,000
		895,000
Oklahoma - 0.1%
Edmond Pubs Sales & Uti Rev. Participating VRDN Series Floaters XM 05 59, 1.15% 3/7/18 (Liquidity Facility Citibank NA) (a)(b)	600,000	600,000
Pennsylvania - 4.4%
Allegheny County Hosp. Dev. Auth. Rev. Participating VRDN:
Series Floaters E 111, 1.14% 3/1/18 (Liquidity Facility Royal Bank of Canada) (a)(b)	16,300,000	16,300,000
Series Putters 5011, 1.15% 3/1/18 (Liquidity Facility JPMorgan Chase Bank) (a)(b)	18,000,000	18,000,000
Berks County Muni. Auth. Rev. Participating VRDN Series Floaters 001, 1.27% 4/11/18 (Liquidity Facility Barclays Bank PLC) (a)(b)(c)	1,000,000	1,000,000
Pennsylvania Higher Edl. Facilities Auth. Bonds Series 2016 E75, SIFMA Municipal Swap Index + 0.170% 1.26%, tender 4/2/18 (Liquidity Facility Royal Bank of Canada) (a)(b)(c)(d)	500,000	500,000
Pennsylvania St Ctfs. Prtn. Participating VRDN Series Floaters E 115, 1.16% 3/1/18 (Liquidity Facility Royal Bank of Canada) (a)(b)	13,570,000	13,570,000
		49,370,000
South Carolina - 0.4%
Lexington County Health Svcs. District, Inc. Hosp. Rev. Participating VRDN Series Floaters XF 23 68 1.13% 3/7/18 (Liquidity Facility Barclays Bank PLC) (a)(b)	1,495,000	1,495,000
South Carolina Pub. Svc. Auth. Rev. Participating VRDN Series 2017 XF 2425, 1.13% 3/7/18 (Liquidity Facility Barclays Bank PLC) (a)(b)	2,575,000	2,575,000
		4,070,000
Texas - 0.9%
Cypress-Fairbanks Independent School District Participating VRDN Series 2016 7, SIFMA Municipal Swap Index + 0.050% 1.1% 3/1/18 (Liquidity Facility U.S. Bank NA, Cincinnati) (a)(b)(d)	9,740,000	9,740,000
Katy Independent School District Participating VRDN Series Floaters XG 01 63, 1.14% 3/7/18 (Liquidity Facility Bank of America NA) (a)(b)	300,000	300,000
		10,040,000
Utah - 0.1%
Riverton Hosp. Rev. Participating VRDN Series RBC ZF 0274, 1.14% 3/7/18 (Liquidity Facility Royal Bank of Canada) (a)(b)	600,000	600,000
Vermont - 0.3%
Vermont Edl. and Health Buildings Fing. Agcy. Participating VRDN Series XF 23 61, 1.13% 3/7/18 (Liquidity Facility Barclays Bank PLC) (a)(b)	2,850,000	2,850,000
Virginia - 0.2%
Suffolk Econ. Dev. Auth. Hosp. Facilities Rev. Participating VRDN Series EGL 17 0005, 1.13% 3/7/18 (Liquidity Facility Citibank NA) (a)(b)	2,075,000	2,075,000
Washington - 1.4%
King County Swr. Rev. Participating VRDN Series EGL 14 0047, 1.13% 3/7/18 (Liquidity Facility Citibank NA) (a)(b)	15,775,000	15,775,000
Wisconsin - 0.2%
Wisconsin Gen. Oblig. Participating VRDN:
Series Clipper 09 36, SIFMA Municipal Swap Index + 0.180% 1.27% 3/15/18 (Liquidity Facility State Street Bank & Trust Co., Boston) (a)(b)(c)(d)	900,000	900,000
Series Clipper 09 53, SIFMA Municipal Swap Index + 0.180% 1.27% 3/8/18 (Liquidity Facility State Street Bank & Trust Co., Boston) (a)(b)(c)(d)	700,000	700,000
Wisconsin Health & Edl. Facilities Participating VRDN Series Floaters XG 00 72, 1.16% 3/7/18 (Liquidity Facility Deutsche Bank AG New York Branch) (a)(b)	300,000	300,000
		1,900,000
TOTAL TENDER OPTION BOND
(Cost $202,754,000)		202,753,977

Other Municipal Security - 1.0%
Georgia - 0.5%
Main Street Natural Gas, Inc. Georgia Gas Proj. Rev. Bonds:
Series 2010 A1, SIFMA Municipal Swap Index + 0.100% 1.19%, tender 4/2/18 (Liquidity Facility Royal Bank of Canada) (a)(d)	1,480,000	1,480,000
Series 2010 A2, SIFMA Municipal Swap Index + 0.100% 1.19%, tender 4/2/18 (Liquidity Facility Royal Bank of Canada) (a)(d)	4,080,000	4,080,000
		5,560,000
Kentucky - 0.0%
Jefferson County Poll. Cont. Rev. Bonds Series 2001 A, 1.32% tender 4/6/18, CP mode	700,000	699,944
Massachusetts - 0.3%
Massachusetts Indl. Fin. Agcy. Poll. Cont. Rev. Bonds (New England Pwr. Co. Proj.):
Series 1992, 1.25% tender 4/12/18, CP mode	700,000	700,000
Series 1993 A, 1.27% tender 3/1/18, CP mode	2,600,000	2,600,000
		3,300,000
New Hampshire - 0.1%
New Hampshire Bus. Fin. Auth. Poll. Cont. Rev. Bonds (New England Pwr. Co. Proj.) Series B, 1.45% tender 3/1/18, CP mode	1,100,000	1,100,011
Texas - 0.1%
Harris County Gen. Oblig. Series A1, 1.15% 3/1/18 (Liquidity Facility State Street Bank & Trust Co., Boston), CP	800,000	800,000
TOTAL OTHER MUNICIPAL SECURITY
(Cost $11,460,000)		11,459,955
TOTAL INVESTMENT IN SECURITIES - 99.9%
(Cost $1,109,604,000)		1,109,603,932
NET OTHER ASSETS (LIABILITIES) - 0.1%		873,630
NET ASSETS - 100%		$1,110,477,562

Security Type Abbreviations

CP – COMMERCIAL PAPER

VRDN – VARIABLE RATE DEMAND NOTE (A debt instrument that is payable upon demand, either daily, weekly or monthly)

The date shown for securities represents the date when principal payments must be paid, taking into account any call options exercised by the issuer and any permissible maturity shortening features other than interest rate resets.

Legend

 (a) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.

 (b) Provides evidence of ownership in one or more underlying municipal bonds.

 (c) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $17,598,982 or 1.6% of net assets.

 (d) Coupon is indexed to a floating interest rate which may be multiplied by a specified factor and/or subject to caps or floors.

Additional information on each restricted holding is as follows:

Security	Acquisition Date	Cost
Berks County Muni. Auth. Rev. Participating VRDN Series Floaters 001, 1.27% 4/11/18 (Liquidity Facility Barclays Bank PLC)	1/18/18	$1,000,000
Central Fla Expwy Auth. Rev. Participating VRDN Series Floaters 004, 1.27% 4/11/18 (Liquidity Facility Barclays Bank PLC)	1/18/18 - 2/27/18	$3,700,000
Chicago Board of Ed. Participating VRDN Series Floaters 003, 1.34% 3/1/18 (Liquidity Facility Barclays Bank PLC)	2/1/18	$4,600,000
Connecticut Gen. Oblig. Participating VRDN Series Floaters 014, 1.27% 4/11/18 (Liquidity Facility Barclays Bank PLC)	6/29/17	$1,000,000
Dignity Health Participating VRDN Series 17 04, SIFMA Municipal Swap Index + 0.160% 1.25% 4/11/18 (Liquidity Facility Barclays Bank PLC)	10/5/17	$600,000
Massachusetts Gen. Oblig. Bonds Series Clipper 09 69, SIFMA Municipal Swap Index + 0.180% 1.27%, tender 3/8/18 (Liquidity Facility State Street Bank & Trust Co., Boston)	9/28/16	$904,000
Middletown Hosp. Facilities Rev. Participating VRDN Series Floaters 00 31 44, 1.27% 4/11/18 (Liquidity Facility Barclays Bank PLC)	9/14/17	$495,000
Missoula Mont Wtr. Sys. Rev. Participating VRDN Series Floaters 011, 1.27% 4/11/18 (Liquidity Facility Barclays Bank PLC)	7/20/17 - 2/2/18	$2,900,000
Ohio Higher Edl. Facility Commission Rev. Participating VRDN Series 2017, 1.27% 4/11/18 (Liquidity Facility Barclays Bank PLC)	3/9/17	$300,000
Pennsylvania Higher Edl. Facilities Auth. Bonds Series 2016 E75, 1.26%, tender 4/2/18 (Liquidity Facility Royal Bank of Canada)	2/2/18	$500,000
Wisconsin Gen. Oblig. Participating VRDN Series Clipper 09 36, SIFMA Municipal Swap Index + 0.180% 1.27% 3/15/18 (Liquidity Facility State Street Bank & Trust Co., Boston)	9/15/16 - 6/1/17	$900,000
Wisconsin Gen. Oblig. Participating VRDN Series Clipper 09 53, SIFMA Municipal Swap Index + 0.180% 1.27% 3/1/18 (Liquidity Facility State Street Bank & Trust Co., Boston)	9/12/16	$700,000

Investment Valuation

All investments are categorized as Level 2 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. Additional information on valuation inputs is provided later in this section.

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. Municipal securities and other short-term securities are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Securities held by a money market fund are generally high quality and liquid; however, they are reflected as Level 2 because the inputs used to determine fair value are not quoted prices in an active market.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Item 2.

Controls and Procedures

(a)(i)  The President and Treasurer and the Chief Financial Officer have concluded that the ’s (the “Trust”) disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii)  There was no change in the Trust’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the Trust’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Trust’s internal control over financial reporting.

Item 3.

Exhibits

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Revere Street Trust

By:	/s/Stephanie J. Dorsey
Stephanie J. Dorsey President and Treasurer

Date:	April 27, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Stephanie J. Dorsey
Stephanie J. Dorsey President and Treasurer

Date:	April 27, 2018

By:	/s/Howard J. Galligan III
Howard J. Galligan III Chief Financial Officer

Date:	April 27, 2018